Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net income:	$ 8,877,000	$ 98,999,000	$ 67,239,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	108,700,000	113,462,000	96,261,000
Credit loss provision	26,000
Amortization of debt discount	(933,000)	(851,000)	(779,000)
Amortization of prepaid lease rentals, net	0	0	8,150,000
Amortization and write-off of financing costs	3,645,000	4,491,000	2,907,000
Amortization of deferred dry-docking and special survey costs	9,056,000	8,948,000	7,290,000
Amortization of assumed time charter	192,000	191,000	27,000
Equity based payments	3,655,000	3,879,000	3,755,000
Net settlements on interest rate swaps qualifying for cash flow hedge			(11,000)
Loss on derivative instruments, net	1,759,000	651,000	162,000
Loss on sale / disposal of vessels, net	79,120,000	19,589,000	3,071,000
Loss on vessels held for sale	7,665,000	2,495,000	101,000
Vessels impairment loss	31,577,000	3,042,000	0
Income from equity method investments	(16,195,000)	(11,369,000)	(12,051,000)
Changes in operating assets and liabilities:
Accounts receivable	3,852,000	7,417,000	(14,368,000)
Due from related parties	5,953,000	(2,895,000)	1,342,000
Inventories	91,000	474,000	(134,000)
Insurance claims receivable	(1,504,000)	(2,538,000)	(5,304,000)
Prepayments and other	(853,000)	(2,072,000)	(251,000)
Accounts payable	1,367,000	(2,371,000)	1,926,000
Due to related parties	(41,000)	277,000	(7,000)
Accrued liabilities	3,619,000	4,133,000	1,996,000
Unearned revenue	1,950,000	811,000	(2,880,000)
Other current liabilities	284,000	(280,000)	204,000
Dividend from equity method investees	16,653,000	6,295,000	8,000,000
Dry-dockings	(15,481,000)	(6,280,000)	(18,568,000)
Accrued charter revenue	21,250,000	3,893,000	(7,294,000)
Net Cash provided by Operating Activities	274,284,000	250,391,000	140,784,000
Cash Flows From Investing Activities:
Equity method investments		(55,000)	(5,292,000)
Return of capital from equity method investments	32,996,000	24,530,000	2,470,000
Proceeds from the settlement of insurance claims	2,228,000	7,407,000	931,000
Cash acquired through asset acquisition			18,644,000
Vessel acquisition (and time charters) and advances/Additions to vessel cost	(101,917,000)	(61,975,000)	(142,993,000)
Proceeds from the sale of vessels, net	30,296,000	21,235,000	13,595,000
Net Cash used in Investing Activities	(36,397,000)	(8,858,000)	(112,645,000)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses			111,224,000
Proceeds from long-term debt and finance leases	285,903,000	448,000,000	361,000,000
Repayment of long-term debt and finance leases	(451,038,000)	(597,607,000)	(500,173,000)
Payment of financing costs	(7,478,000)	(3,891,000)	(3,441,000)
Swap termination	(2,095,000)
Retirement of preferred stock	(1,684,000)		0
Dividends paid	(65,470,000)	(58,655,000)	(49,143,000)
Net Cash used in Financing Activities	(241,862,000)	(212,153,000)	(80,533,000)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(3,975,000)	29,380,000	(52,394,000)
Cash, cash equivalents and restricted cash at beginning of the period	195,871,000	166,491,000	218,885,000
Cash, cash equivalents and restricted cash at end of the period	191,896,000	195,871,000	166,491,000
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	63,725,000	83,152,000	60,620,000
Non-Cash Investing and Financing Activities:
Imputed interest			325,000
Dividend reinvested in common stock of the Company	$ 13,783,000	$ 18,503,000	$ 23,086,000